Significant Accounting Policies - Schedule of Obligations Associated with Deferred Guarantee Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Opening balances	¥ 894,858		¥ 419,843	¥ 694,582
Fair value of deferred guarantee income at inception of new loans	3,162,811		1,928,195	499,805
Release of deferred guarantee income	(2,519,284)		(1,453,180)	(774,544)
Ending balances	¥ 1,538,385	$ 216,677	¥ 894,858	¥ 419,843